Equity - Schedule of Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Black-Scholes Option Pricing Model [Line Items]
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100.00%	100.00%
Forfeiture rate	0.00%	0.00%
Minimum [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate	3.95%	3.39%
Maximum [Member]
Schedule of Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate	4.19%	3.86%